Note 29 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
[Net income in US$ thousands]	Year ended December 31,
Basic net income per share	2017	2018	2019
Net income attributable to the owners of the parent	6,064	35,160	57,899

Issued ordinary shares at beginning of period	190,250,000	190,250,000	220,119,343
Effect of shares issued	-	12,504,070	7,422,487
Effect of treasury shares held	-	(133,681)	(2,913,330)
Basic weighted-average number of ordinary shares in the period	190,250,000	202,620,388	224,628,500

Basic net income per share, US$	0.03	0.17	0.26
[Net income in US$ thousands]	Year ended December 31,
Diluted net income per share	2017	2018	2019
Net income attributable to the owners of the parent	6,064	35,160	57,899

Basic weighted-average number of ordinary shares	190,250,000	202,620,388	224,628,500
Effect of employee equity grants	2,449,186	6,107,813	4,437,167
Diluted weighted-average number of ordinary shares in the period	192,699,186	208,728,202	229,065,667

Diluted net income per share, US$	0.03	0.17	0.25
[Net income in US$ thousands]	Year ended December 31,
Net income per ADS, basic and diluted	2017	2018	2019
Net income attributable to the owners of the parent	6,064	35,160	57,899

ADS equivalent of basic weighted-average number of ordinary shares	95,125,000	101,310,194	112,314,250
ADS equivalent of diluted weighted-average number of ordinary shares	96,349,593	104,364,101	114,532,833

Basic net income per ADS, US$	0.06	0.35	0.52
Diluted net income per ADS, US$	0.06	0.34	0.51